Accounts Receivable, net	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Accounts Receivable, net [Abstract]
Accounts Receivable, net
3.	Accounts Receivable, net

Accounts receivable consist of the following:

	June 30,	September 30,
	2015	2014
	(unaudited)

Accounts receivable	$4,440,177	$2,901,672
Less allowance for bad debts	(8,378)	(8,364)
	4,431,799	2,893,308
Less current portion	(4,206,799)	(2,443,308)
Long-term portion	$(225,000)	$(450,000)

On November 12, 2013, the Company entered into an agreement with an unrelated third party regarding its usage since October 2010 of certain Company patented intellectual property. Under the agreement, the Company receives a total of $750,000 and granted extended payment terms that consist of a $100,000 payment received in November 2013, a $200,000 payment received in November 2014, a $225,000 payment to be received in November 2015 and a $225,000 payment to be received in November 2016. The Company has no obligations under the agreement.

3. Accounts Receivable, net

Accounts receivable consist of the following:

	September 30,
	2014	2013
Accounts receivable	$2,901,672	$1,350,705
Less allowance for bad debts	(8,364)	(2,878)
	$2,893,308	$1,347,827
Current portion	$(2,443,308)	$(1,347,827)
Long-term portion	$450,000	$-

On November 12, 2013, the Company entered into an agreement with an unrelated third party regarding its usage since October 2010 of certain Company patented intellectual property.  The Company will receive $750,000 and granted extended payment terms that consist of a $100,000 payment received in November 2013, a $200,000 payment to be received in November 2014, a $225,000 payment to be received in November 2015 and a $225,000 payment to be received in November 2016.  The Company has no obligations under the agreement.